June 30, 2005

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Smith Barney California Municipals Fund Inc. (the “Fund”)
File No. 2-81548 and 811-3970

Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the above referenced Registrant does not differ from that contained in Post-Effective Amendment No. 35 filed on June 27, 2005.

Please return an electronic transmittal as evidence of your receipt of this filing.

Any questions regarding this filing should be directed to the undersigned at (203) 890-7044.

Very truly yours,

/s/ Michael Kocur
Michael Kocur
Assistant Secretary